Quarterly Financial Data (Unaudited) (Schedule of Quarterly Financial Information) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Quarterly Financial Data [Abstract]
Net sales	$ 1,447	$ 1,339	$ 1,410	$ 1,345	$ 1,439	$ 1,372	$ 1,448	$ 1,363	$ 5,541	$ 5,622	$ 5,501
Gross profit	946	914	986	950	1,014	960	1,015	980	3,796	3,969	3,927
Net earnings attributable to St. Jude Medical, Inc.	$ 113	$ 215	$ 290	$ 262	$ 245	$ 238	$ 270	$ 249	$ 880	$ 1,002	$ 723
Basic net earnings per share attributable to St. Jude Medical, Inc. (USD per share)	$ 0.40	$ 0.76	$ 1.03	$ 0.93	$ 0.86	$ 0.83	$ 0.95	$ 0.88	$ 3.11	$ 3.52	$ 2.52
Diluted net earnings per share attributable to St. Jude Medical, Inc. (USD per share)	$ 0.39	$ 0.75	$ 1.02	$ 0.91	$ 0.84	$ 0.82	$ 0.93	$ 0.86	$ 3.07	$ 3.46	$ 2.49